SHAREHOLDERS' EQUITY (Schedule Of Equity-Based Compensation Expense) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Total share-based compensation expense	$ 2,470	$ 1,977
Cost of revenues [Member]
Total share-based compensation expense	265	226
Research and development [Member]
Total share-based compensation expense	336	477
Sales and Marketing [Member]
Total share-based compensation expense	683	738
General and administrative [Member]
Total share-based compensation expense	$ 1,186	$ 536